Acquisitions (Details Textual) (USD $)	12 Months Ended			12 Months Ended		1 Months Ended	12 Months Ended	0 Months Ended		12 Months Ended
	Dec. 31, 2013 Notes	Dec. 09, 2013	Dec. 31, 2012	Dec. 31, 2013 Manhattan Charging [Member]	Dec. 31, 2013 Assignors [Member]	Feb. 26, 2013 Beam Acquisition [Member]	Dec. 31, 2013 Beam Acquisition [Member]	Apr. 03, 2013 Car Charging Group Inc [Member] Equity Exchange Agreement [Member] ChargingStation	Apr. 22, 2013 350 Green Acquisition [Member] Equity Exchange Agreement [Member] ChargingStation	Dec. 31, 2013 350 Green Acquisition [Member] Equity Exchange Agreement [Member]
Acquisition (Textual)
Accrued interest					$ 33,292
Interest rate on promissory note				6.00%	8.00%
Promissory notes maturity date				Apr. 15, 2013	Feb. 26, 2016
Number of promissory notes issued	9
Restricted common stock issued for outstanding membership interest acquired, Shares						1,265,822
Common stock issued under acquisition, par value						$ 0.001
Restricted common stock value, issued for outstanding membership interest acquired						1,645,569
Transaction cost paid				38,850
Acquisition related costs consisting of commission expense							18,000
Acquisition related costs consisting of legal fees							20,850
Issued price of common stock under equity exchange agreement	$ 1.58
Promissory Notes issued				461,150	130,000
Warrants payable	1,216,000						309,000
Promissory note imputed interest										12.00%
Present value of promissory note										444,768
Payments of principal and interest	1,164,525									100,000
Number of charging stations acquired								68
Common stock shares exchange under equity exchange agreement								671,141
Common Stock, par value (in dollars per share)	$ 0.001	$ 1.00	$ 0.001					$ 0.001	$ 0.001
Common stock exchange under equity exchange agreement, value								791,946
Equity exchange agreement, amount paid								100,000	1,219,757
Amount paid at closing date under agreement								25,000
Amount issued in form of promissory note								75,000	500,000
Promissory note payment description								Promissory Note does not bear interest and is payable in three installment payments of $25,000 on each subsequent three month anniversary of the Closing Date.	The Promissory Note does not bear interest and is payable in the following installments: (i) a payment of $10,000 on the Closing Date, (ii) an additional $10,000 payment on the thirty (30) day anniversary of the Closing Date, and (iii) monthly installments in the amount of $20,000 thereafter until paid in full
Amount of promissory note to be paid in installment								25,000	20,000
Number of installment								3
Percentage of net revenue payable to acquiree earned from charging station								3.60%	1.00%
Maximum percentage of daily trading volume of common stock agreed upon								5.00%
Number of Members									350
Amount paid in form of unregistered shares of the Company's common stock									719,757
Unregistered shares of company's common stock									604,838
Exchange agreement, payment on the thirty (30) day anniversary of the Closing Date									10,000
Description of ROFR agreement									If the Company participates in business opportunities presented to it by the 350 Members pursuant to the ROFR Agreement that results in the Company installing EV charging stations (each an "EV Station"), the Company shall pay the 350 Members $250 for the first station, $125 for each additional EV Station, and 1% of any revenues generated by each EV Station for five (5) years from date of installation.
Amount paid to members for first station under ROFR agreement									250
Amount paid to members for subsequent stations under ROFR agreement									125
Increase in goodwill	107,566,000
level 3 liabilities							309,000
Net liabilities	326,283
Goodwill	4,901,261
DEFERRED REVENUE, net of current portion	678,392		34,747
Accounts payable and accrued expenses			547,874
Depreciation	1,272,586
Fair Value of Warrants	1,480,000
Expected warrants issued	1,208,000
Assumption of debt totalling	$ 2,415,539